Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No. 71

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.    72

☒

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130

(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

James Ash, Esq.	JoAnn Strasser, Esq.
Senior Vice President	Thompson Hine LLP
Gemini Fund Services, LLC	41 South High Street, 17th Floor
80 Arkay Drive	Columbus, Ohio 43215
Hauppauge, New York 11788-0132

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on _______________ pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Select Appreciation Fund, Enhanced Income Fund, Flexible Income Fund and Shelter Fund, each a series of the AdvisorOne Funds

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statemnt under Rule 485(b) and has duly caused this Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on the 4th day of March,  2013.

ADVISORONE FUNDS

(Registrant)

By: /s Ryan Beach

      Ryan Beach,   President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

By:

***

Todd  Clarke

Interested Trustee

March 4, 2013

              ***

-------------------------------

Eric Clarke

Interested Trustee

March 4, 2013

*

--------------------------

Larry A. Carter

Trustee

March 4, 2013

*

--------------------------

John W. Davidson

Trustee

March 4, 2013

*

--------------------------

 Edward D. Foy

Trustee

March 4, 2013

*

--------------------------

 Gary Lanzen

Trustee

March 4, 2013

*

---------------------------

Anthony J. Hertl

Trustee

March 4, 2013

            **

----------------------------

Principal Financial Officer & Treasurer

March 4, 2013

Dawn Borelli

          ***

______________________

March 4, 2013

Ryan Beach

Pricipal Executive Officer

By /s/ Brian Nielsen

Brian Nielsen

*Attorney-in-Fact

            March 4, 2013

* Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 62 on March 15, 2012 are incorporated herein by reference.

** Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 65 on August 28, 2012 are incorporated herein by reference

***Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 68 on December 26, 2012  are incorporated herein by reference.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase